Marketable securities	12 Months Ended
Feb. 28, 2022
Investments, Debt and Equity Securities [Abstract]
Marketable securities [Text Block]
20.  Marketable securities

Marketable securities are classified as held for trading. The fair value of marketable securities is based on quoted prices in active markets and are measured at level 1 in the fair value hierarchy. The investments comprise of the following equities and balances as at February 28, 2022 and February 28, 2021:

Details	Quantity	Average cost	Market price/ unit	Total Fair Value

				February 28, 2022	February 28, 2021
		$	$	$	$
Callable shares	-	-	-	-	310,529
Short term bond ETF	-	-	-	-	166,267
Publicly traded common shares	-	-	-	-	11,888
Total investments				-	488,684

During the year ended February 28, 2022, the Company sold all of its marketable securities. As part of the sale, the Company received proceeds of $496,526 and recognized $10,107 of realized gains.